Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Systems [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	$ 181,445	$ 87,769	$ 91,353
Ink and consumables [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	101,192	77,149	65,241
Service - spare parts [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	21,936	17,521	16,884
Service contracts and software subscriptions [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	17,433	10,892	6,388
Total revenue [Member]
Significant Accounting Policies (Details) - Schedule of revenue disaggregated by revenue source [Line Items]
Total revenue	$ 322,006	$ 193,331	$ 179,866